Note 9 - Deposits	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]
9.	DEPOSITS

Time deposits that meet or exceed the FDIC Insurance limit of $250,000 as of December 31, 2020 and 2019, were $72.2 million and $126.6 million, respectively.

Scheduled maturities of time deposits as of December 31, 2020 are as follows:

(Dollar amounts in thousands)
2021	$216,732
2022	38,746
2023	20,419
2024	12,854
2025	6,999
Total	$295,750